Commitments & Contingencies - Contingencies (Details) $ in Millions				1 Months Ended		12 Months Ended
	May 30, 2022 USD ($)	Apr. 05, 2022 defendant	Jun. 08, 2021 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($) claim country
CISGIL v. IBM UK
Loss Contingencies
Amount of award against IBM					$ 20
Additional damages sought, value				$ 89
BMC v. IBM
Loss Contingencies
Direct damages awarded and appealed, value	$ 718
Punitive damages awarded and appealed, value	$ 718
Putative Securities Class Action
Loss Contingencies
Claims asserted by the company after investigation | claim						0
Number of current executives named as defendants | defendant		2
Number of former executives named as defendants | defendant		2
Brazil Tax Matters
Loss Contingencies
Damages sought, value						$ 400
Minimum
Loss Contingencies
Clients' presence in number of countries | country						175
Minimum | IBM v. GF
Loss Contingencies
Damages sought, value			$ 1,500